SHAREHOLDERS' EQUITY (Details Narrative) $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended								6 Months Ended		12 Months Ended
	Aug. 15, 2018 $ / shares shares	May 31, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Aug. 23, 2018 $ / shares shares	Jun. 30, 2018 USD ($) $ / shares	Apr. 30, 2018 $ / shares shares	Apr. 30, 2015 shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2018 ILS (₪) shares	Jun. 07, 2018 shares	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 18, 2016 USD ($) $ / shares shares
Ordinary shares, shares authorized										100,000,000		100,000,000	100,000,000
Ordinary shares, par value | $ / shares							$ 0.03			$ 0.03	$ 0.03	$ 0.03
Number of shares purchased, value | $												$ 12,252
Stock-based compensation expense | $										$ 558	$ 400
Investor [Member] | Warrant [Member]
Warrant to purchase of ordinary shares															1,454,545	1,595,744	2,659,575	4,255,319
Warrant exercise price | $ / shares															$ 0.55	$ 0.47	$ 0.47	$ 0.47
Warrant exercise price value | $															$ 800	$ 750	$ 1,250	$ 2,000
Investor [Member] | WarrantOneMember
Warrant to purchase of ordinary shares																		3,636,363
Warrant exercise price | $ / shares																		$ 0.55
Warrant exercise price value | $																		$ 2,000
Investor [Member] | Warrant 1 [Member]
Warrant to purchase of ordinary shares																2,181,818
Warrant exercise price | $ / shares																$ 0.55
Warrant exercise price value | $																$ 1,200
2015 Share Option Plan [Member]
Number of stock options shares grant to purchase									1,500,000
Option expire term									10 years
Number of ordinary shares, reserve	750,000													1,000,000
Number of shares available for grant										191,250
Israeli Institutional Investors [Member]
Number of shares purchased, shares					4,545,454
Shares purchased price per share | $ / shares					$ 2.75
Number of shares purchased, value | $					$ 12,500
Offering cost | $					$ 248
DBSI [Member]
Number of shares purchased, shares				545,454
Shares purchased price per share | $ / shares				$ 2.75
Number of shares purchased, value | $				$ 1,500
Board of Directors [Member]
Stock option exercise price | $ / shares							$ 2.43				$ 2.43
Incremental value of options | $							$ 9
Chief Executive Officer [Member]
Number of stock options shares grant to purchase								500,000
Stock option exercise price | $ / shares								$ 2.32
Stock option vesting description								The options will vest as follows: 25% of the options granted will vest in April 2019; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until April 2022.
Officers [Member]
Number of stock options shares grant to purchase	732,500				217,500
Stock option exercise price | $ / shares	$ 2.93				$ 2.81
Stock option vesting description	The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022.				The options will vest as follows: 25% will vest in November 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2022.
Employees [Member]
Number of stock options shares grant to purchase				60,000		35,000
Stock option exercise price | $ / shares						$ 2.81
Stock option vesting description				The options will vest as follows: 25% will vest in January 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until January 2023.		The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022.
Employees and Officers [Member]
Number of stock options shares grant to purchase			75,000
Stock option exercise price | $ / shares			$ 2.73
Stock option vesting description			The options will vest as follows: 25% will vest in March 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until March 2023.
Employee [Member]
Number of stock options shares grant to purchase		7,500
Stock option exercise price | $ / shares		$ 3.11
Stock option vesting description		The options will vest as follows: 25% will vest in May 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until May 2023.
Employees and Directors [Member]
Number of stock options shares grant to purchase										142,500
Stock option exercise price | $ / shares										$ 2.32		$ 2.25
Stock option vested										1,029,219
Unamortized compensation expenses period										4 years
Unamortized compensation expenses | $										$ 2,954
Maximum [Member] | Employees [Member]
Stock option exercise price | $ / shares				$ 2.85
Minimum [Member] | Employees [Member]
Stock option exercise price | $ / shares				$ 2.76
NIS [Member]
Value of shares authorized | ₪													₪ 1,875
NIS [Member] | Maximum [Member]
Value of shares authorized | ₪													₪ 3,000